PACIFIC CAPITAL FUNDS
Supplement dated November 27, 2009
to the Class A, B and C Shares Prospectus and
Statement of Additional Information
dated November 27, 2009
As of November 27, 2009, the Class C shares of the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund (the “Tax-Free Funds”) are no longer offered to new investors or for exchange from Class C shares of other Funds. All references to Class C shares of the Tax-Free Funds are hereby removed from the Prospectus and Statement of Additional Information dated November 27, 2009.
Please retain this supplement for future reference